Prepaid Expenses and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid purchase cost	¥ 125,317	$ 19,262	¥ 317,262
Motor Vehicles [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid purchase cost			¥ 226,419